3. Loans, Allowance for Loan Losses and Credit Quality (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
30-89 Days	$ 6,734,891	$ 9,120,129
90 Days or more	2,168,099	6,827,193
Total Past Due	8,902,990	15,947,322
Current	407,472,458	370,439,150
Total Loans	416,375,448	386,386,472
Non-Accrual Loans	4,755,452	7,949,319
Over 90 Days and Accruing	378,060	1,239,809
Commercial and Industrial
30-89 Days	782,937	655,168
90 Days or more	377,145	265,668
Total Past Due	1,160,082	920,836
Current	48,123,866	38,593,771
Total Loans	49,283,948	39,514,607
Non-Accrual Loans	596,777	1,066,945
Over 90 Days and Accruing	0	59,618
Commercial Real Estate
30-89 Days	785,890	2,266,412
90 Days or more	888,179	1,288,616
Total Past Due	1,674,069	3,555,028
Current	138,133,448	128,714,340
Total Loans	139,807,517	132,269,368
Non-Accrual Loans	1,892,195	3,714,146
Over 90 Days and Accruing	53,937	98,554
Residential real estate - 1st lien
30-89 Days	4,654,077	5,614,513
90 Days or more	844,803	2,517,282
Total Past Due	5,498,880	8,131,795
Current	164,113,929	149,118,596
Total Loans	169,612,809	157,250,391
Non-Accrual Loans	1,928,097	2,703,920
Over 90 Days and Accruing	281,845	969,078
Residential real estate - Jr lien
30-89 Days	379,363	431,885
90 Days or more	57,128	2,754,129
Total Past Due	436,491	3,186,014
Current	46,592,532	42,700,953
Total Loans	47,029,023	45,886,967
Non-Accrual Loans	338,383	464,308
Over 90 Days and Accruing	41,434	111,061
Consumer
30-89 Days	132,624	152,151
90 Days or more	844	1,498
Total Past Due	133,468	153,649
Current	10,508,683	11,311,490
Total Loans	10,642,151	11,465,139
Non-Accrual Loans	0	0
Over 90 Days and Accruing	$ 844	$ 1,498